Deposits, prepayments and other receivables	6 Months Ended
Jun. 30, 2026
Deposits Prepayments And Other Receivables
Deposits, prepayments and other receivables

Note 5 - Deposits, prepayments and other receivables

At December 31, 2025 and June 30, 2026, deposits, prepayments and other receivables consisted of the following:

	December 31,	June 30,
	2025	2026
	S$’000	S$’000
Deposits	10	11
Prepayments	20	130
Other receivables	37	43
	67	184

Prepayments primarily comprise an advance payment made in connection with the acquisition of a property. The acquisition of the property was completed on July 3, 2026, subsequent to the reporting date, upon which the advance payment was reclassified to property, plant and equipment.